Equity Incentive Plans - Summary of Option Activity (Detail) - USD ($) $ / shares in Units, $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares subject to outstanding options, Beginning balance	15,157,930
Stock Options, Granted	4,071,846
Shares subject to outstanding, Exercised	(1,379,658)
Shares subject to outstanding, Ending balance	17,482,443	15,157,930
Weighted Average Exercise Price per Share, Options outstanding, Beginning Balance	$ 4.52
Weighted Average Exercise Price per Share, Options granted	9.15
Weighted Average Exercise Price per Share, Forfeited	6.08
Weighted Average Exercise Price per Share, Exercised	1.67
Weighted Average Exercise Price per Share, Options outstanding, Ending Balance (unaudited)	$ 5.79	$ 4.52
Aggregate Intrinsic Value, Outstanding	$ 438,968	$ 41,690
Series E-1 Convertible Preferred Stock | Sequenta, Inc. 2008 Stock Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares subject to outstanding options, Beginning balance	264,677	521,139	814,563
Stock Options, Granted		0	0
Stock Options, Forfeited		(122,397)	(121,898)
Shares subject to outstanding, Exercised		(134,065)	(171,526)
Shares subject to outstanding, Ending balance		264,677	521,139
Weighted Average Exercise Price per Share, Options outstanding, Beginning Balance	$ 0.44	$ 0.50	$ 0.56
Weighted Average Exercise Price per Share, Options granted		0	0
Weighted Average Exercise Price per Share, Forfeited		0.36	0.55
Weighted Average Exercise Price per Share, Exercised		0.75	0.74
Weighted Average Exercise Price per Share, Options outstanding, Ending Balance (unaudited)		$ 0.44	$ 0.50
Aggregate Intrinsic Value, Outstanding		$ 1,826	$ 3,195	$ 4,814